Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42527
Entity Registrant Name	Basel Medical Group Ltd
Entity Central Index Key	0002004489
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	6 Napier Road
Entity Address, Address Line Two	Unit #02-10/11 Gleneagles Medical Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	258499
Title of 12(b) Security	Ordinary shares with no par value
Trading Symbol	BMGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,582,111
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	NLA DFK Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6889
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 Napier Road
Entity Address, Address Line Two	Unit #02-10/11 Gleneagles Medical Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	258499
Contact Personnel Name	Dr. Darren Yen Feng Chhoa
Contact Personnel Email Address	contact@baselmedical.com